Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 130,317	$ 143,353
Interest income on net investment in finance leases	5,284	2,997
Interest income on container leaseback financing receivable	4,006
Variable lease revenue	5,871	9,176
Total lease rental income	145,478	155,526
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	115,803	118,283
Interest income on net investment in finance leases	5,284	2,997
Interest income on container leaseback financing receivable	4,006
Variable lease revenue	4,979	7,693
Total lease rental income	130,072	128,973
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	14,514	25,070
Variable lease revenue	892	1,483
Total lease rental income	$ 15,406	$ 26,553